ACCUMULATED OTHER COMPREHENSIVE LOSS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Accumulated Other Comprehensive Loss [Abstract]
Unrecognized prior service credits	$ 1,467
Unrecognized prior service credits, net of tax	1,100
Unrecognized actuarial losses	11,734
Unrecognized actuarial losses, net of tax	10,318
Prior service credit expected to be recognized, next fiscal year	70
Actuarial losses expected to be recognized, next fiscal year	408
Derivative instruments, gain (loss) reclassification from accumulated oci to income, estimated net amount to be transferred	$ 8,509